Nonrecourse securitization debt (Details Textual) - Nonrecourse Securitization Debt [Member] - CNY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Asset-backed debt securities	¥ 4,430	¥ 0
Weighted average interest rate for the outstanding nonrecourse securitization debt	4.70%